Significant transactions - IMG Acquisition (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	May 26, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities assumed
Goodwill		$ 400.8				$ 400.6				$ 400.8	$ 400.6	$ 401.0
Payment of contingent consideration										6.9	4.4	30.6
Revaluation of contingent consideration										(6.3)	9.6	48.8
Gross written premiums										1,902.7	1,821.0	1,439.3
Revenues		352.0	$ 487.4	$ 441.0	$ 439.7	336.8	$ 351.7	$ 441.8	$ 327.5	1,720.1	1,457.8	1,134.1
Net income										(47.3)	(18.1)	(150.0)
IMG
Business combination
Percentage of ownership interest acquired	100.00%
Earnout	$ 50.0
Purchase price
Cash paid	250.8
Series A redeemable preference shares	100.0
Contingent consideration	43.1	$ 18.4				$ 19.9				18.4	19.9
Total enterprise value	393.9
Less: Debt assumed	(129.5)
Total purchase price	264.4
Assets acquired
Total investments	41.0
Cash	10.5
Accrued investment income	0.2
Insurance and reinsurance premiums receivable	1.6
Deferred acquisition costs	2.9
Other assets	12.9
Total assets acquired	214.1
Liabilities assumed
Loss and loss adjustment expense reserves	14.3
Unearned insurance and reinsurance premiums	9.8
Deferred tax liability	55.9
Debt	129.5
Other liabilities	18.2
Total liabilities assumed	227.7
Net assets acquired	(13.6)
Goodwill	278.0
Goodwill recognized is expected to be deductible for income tax purposes	0.0
Payment of contingent consideration										6.9	3.5
Revaluation of contingent consideration										(5.5)	$ 6.1	$ 13.6
Gross written premiums										$ 163.0
Gross written premiums (in percent)										9.00%	7.00%	11.00%
Revenues												$ 79.6
Net income												$ 13.3
IMG | Trade Names
Assets acquired
Intangible asset – trade names	27.0
IMG | Distribution relationships
Assets acquired
Intangible asset	$ 91.0
Intangible asset useful life	13 years
IMG | Customer relationships
Assets acquired
Intangible asset	$ 17.0
Intangible asset useful life	12 years 6 months
IMG | Technology
Assets acquired
Intangible asset	$ 10.0
Intangible asset useful life	5 years
IMG | Certus
Business combination
Secured promissory note issued	$ 9.0